Schedule of Investments

September 30, 2020 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies - 79.0%

Baird Core Plus Bond Fund - Class I		389,935	4,741,614
Dodge & Cox Income Fund		272,173	3,990,050
DoubleLine Total Return Bond Fund - Class I		245,264	2,634,135
Guggenheim Total Return Bond Fund - Class I		66,535	1,981,408
iShares Core U.S. Aggregate Bond ETF (4)		57,445	6,781,957
iShares JP Morgan USD Emerging Markets Bond ETF (4)		46,969	5,208,392
Lord Abbett High Yield Fund - Class I		94,804	667,420
Payden Emerging Markets Bond Fund - Class I		48,171	629,113
PGIM Total Return Bond Fund - Class R6		266,530	3,963,304
Pioneer Bond Fund - Class Y		298,745	3,017,323
Segall Bryant & Hamill Plus Bond Fund - Class I		311,081	3,484,104
SPDR Bloomberg Barclays High Yield Bond ETF (4)		9,556	996,404
TCW Emerging Markets Income Fund - Class I		161,967	1,287,639
Vanguard Intermediate-Term Corporate Bond ETF (4)		28,025	2,684,795
Vanguard Short-Term Bond ETF (4)		11,896	987,963
Vanguard Total Bond Market ETF (4)		72,908	6,431,944
Xtrackers USD High Yield Corporate Bond ETF (4)		68,052	3,273,300

Total Registered Investment Companies	(Cost	$49,211,012)	52,760,865

Money Market Registered Investment Companies - 3.8%

Meeder Institutional Prime Money Market Fund, 0.10% (2)		2,567,931	2,568,959

Total Money Market Registered Investment Companies	(Cost	$2,566,646)	2,568,959

U.S. Government Obligations - 17.5%

Government National Mortgage Association, 6.50%, due 7/20/2038		53,632	72,310
U.S. Treasury Note, 2.25%, due 1/31/2024		3,724,600	3,981,394
U.S. Treasury Note, 2.625%, due 2/15/2029		1,838,100	2,147,849
U.S. Treasury Note, 1.50%, due 8/15/2026		1,199,500	1,278,967
U.S. Treasury Note, 2.25%, due 11/15/2025		2,399,600	2,638,060
U.S. Treasury Note, 2.125%, due 12/31/2022		1,530,000	1,598,371

Total U.S. Government Obligations	(Cost	$10,918,939)	11,716,951

Total Investments - 100.3%	(Cost	$62,696,597)	67,046,775

Liabilities less Other Assets - (0.3%)			(172,640)

Total Net Assets - 100.0%			66,874,135

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,142	13,487
Meeder Dynamic Allocation Fund - Retail Class		2,790	33,982
Meeder Muirfield Fund - Retail Class		1,533	11,329
Meeder Conservative Allocation Fund - Retail Class		339	7,746

Total Trustee Deferred Compensation	(Cost	$61,926)	66,544

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$55,329,824	$-
Level 2 - Other Significant Observable Inputs	11,716,951	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$67,046,775	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.